Share-Based Compensation (Stock Option and SAR Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Share-Based Compensation
Outstanding at beginning of period, shares	124
Granted, shares	10
Exercised, shares	(12)
Forfeited, shares	(10)
Outstanding at end of period, shares	112
Exercisable at end of period, shares	82
Vested and expected to vest end of period, shares	110
Outstanding at beginning of period, weighted-average exercise price	$ 39
Granted, weighted-average exercise price	$ 33
Exercised, weighted-average exercise price	$ 19
Forfeited, weighted-average exercise price	$ 39
Outstanding at end of period, weighted-average exercise price	$ 40
Exercisable at end of period, weighted-average exercise price	$ 42
Vested and expected to vest end of period, weighted-average exercise price	$ 40
Outstanding at end of period, weighted-average remaining contractual life (in years)	5.3
Exercisable at end of period, weighted-average remaining contractual life (in years)	4.4
Vested and expected to vest end of period, weighted-average remaining contractual life (in years)	5.3
Outstanding at end of period, aggregate intrinsic value (in millions)	$ 395
Exercisable at end of period, aggregate intrinsic value (in millions)	283
Vested and expected to vest end of period, aggregate intrinsic value (in millions)	$ 388